PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Advance to suppliers	¥ 82,482		¥ 66,972	¥ 38,392
Deposits	15,798		7,218	3,804
Staff advances	938		636	4,136
Deductible input VAT	20,391		18,614	16,059
Receivables from third party payment platforms	10,364		1,174	5
Others	6,692		1,838	5,365
Prepayments and Other Current Assets	¥ 136,665	$ 21,444	¥ 96,452	¥ 67,761